CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		149 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,697,037)	$ (5,159,456)	$ (111,021,257)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	31,963	56,958	883,325
Bad debt expense	1,266		166,266
Discount on convertible debt	880,763		1,142,987
Loss on change in fair value of derivative liability	25,026		25,026
Non cash payment of interest	177,901		177,901
Amortization of warrants issued in exchange for licenses and intellectual property			5,413,156
Amortization of debt discount attributable to warrants issued in connection with notes payable	278,213	975,969	5,342,313
Amortization of loan costs	12,207	72,262	1,227,790
Warrants issued in exchange for services			285,659
Equity instruments issued in connection with R&D agreement		360,032	360,032
Equity instruments issued in connection with settlement agreement			3,381,629
Common stock issued in exchange for settlement of accounts payable and accrued interest	101,434	412,660	756,816
Common stock issued in exchange for services	125,005		1,447,922
Common stock issued in connection with amounts due to guarantors of Bank of America loan		69,159	69,159
Common stock issued in exchange for distribution rights and intellectual property			99,997
Warrants issued in connection with accounts payable			7,758
Stock based compensation	409,314	248,457	9,874,328
(Increase) decrease in:
Receivables	(3,495)	141,013	(4,760)
Inventory	89,915	46,297	(63,703)
Prepaid and other current assets	(25,476)	(8,592)	(59,797)
Other assets			(28,854)
Increase (decrease) in:
Accounts payable	301,136	133,040	2,935,415
Accrued expenses	597,961	799,952	5,246,803
Deferred revenue		(41,995)	465,287
Net cash used in operating activities	(1,693,904)	(1,894,244)	(71,868,802)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment			(898,800)
Net cash used in investing activities			(898,800)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	1,424,800	2,399,800	63,296,975
Proceeds from (payments for) initial public offering of common stock, net			1,447,829
Proceeds from subordinated related party note			3,000,000
Payment of note payable			(3,000,000)
Proceeds from notes payable, related party	280,000	463,000	505,000
Proceeds from related party advances	218,000		456,000
Proceeds from exercise of stock options	1,632		293,749
Proceeds from notes payable	59,750		11,557,750
Repayments of notes payable	(256,748)	(1,020,289)	(3,533,605)
Payment of loan costs		(20,000)	(1,219,268)
Net cash provided by financing activities	1,727,434	1,822,511	72,804,430
Net increase (decrease) in cash and cash equivalents	33,530	(71,733)	36,828
Cash and cash equivalents, beginning of period	3,298	75,031
Cash and cash equivalents, end of period	36,828	3,298	36,828
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	173,863	361,947	1,780,464
Income taxes paid
Non cash financing activities:
Common stock issued in settlement of notes payable	$ 1,360,745	$ 2,172,000	$ 3,532,745